Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2020
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q20 (CHF million)
Credit guarantees and similar instruments	1,974	1,206	3,180	3,116		51	1,573
Performance guarantees and similar instruments	4,625	2,324	6,949	5,962		72	2,551
Securities lending indemnifications	1,449	0	1,449	1,449		0	1,449
Derivatives [2]	8,848	4,981	13,829	13,829		561	–	[3]
Other guarantees	4,918	1,394	6,312	6,276		94	3,720
Total guarantees	21,814	9,905	31,719	30,632		778	9,293
4Q19 (CHF million)
Credit guarantees and similar instruments	2,206	908	3,114	3,061		10	1,655
Performance guarantees and similar instruments	4,942	3,915	8,857	7,833		31	2,793
Derivatives [2]	13,194	4,050	17,244	17,244		295	–	[3]
Other guarantees	4,257	2,246	6,503	6,457		64	4,003
Total guarantees	24,599	11,119	35,718	34,595		400	8,451
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.

Other commitments
Other commitments
	2Q20						4Q19
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	3,285	53	3,338	3,248		2,073	4,434	163	4,597	4,518		3,077
Irrevocable loan commitments [2]	19,662	89,255	108,917	104,992		48,456	27,145	97,982	125,127	120,436		60,118
Forward reverse repurchase agreements	127	0	127	127		127	41	0	41	41		41
Other commitments	299	182	481	481		49	630	300	930	930		127
Total other commitments	23,373	89,490	112,863	108,848		50,705	32,250	98,445	130,695	125,925		63,363
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 125,564 million and CHF 128,294 million of unused credit limits as of the end of 2Q20 and 4Q19 respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M20 (CHF million)
Credit guarantees and similar instruments	1,974	1,210	3,184	3,120		51	1,573
Performance guarantees and similar instruments	4,625	2,324	6,949	5,962		72	2,551
Securities lending indemnifications	1,449	0	1,449	1,449		0	1,449
Derivatives [2]	8,848	4,981	13,829	13,829		561	–	[3]
Other guarantees	4,918	1,394	6,312	6,276		94	3,720
Total guarantees	21,814	9,909	31,723	30,636		778	9,293
2019 (CHF million)
Credit guarantees and similar instruments	2,206	912	3,118	3,065		10	1,655
Performance guarantees and similar instruments	4,942	3,915	8,857	7,833		31	2,793
Derivatives [2]	13,194	4,050	17,244	17,244		295	–	[3]
Other guarantees	4,257	2,246	6,503	6,457		64	4,003
Total guarantees	24,599	11,123	35,722	34,599		400	8,451
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not considered significant.

Other commitments
Other commitments
	6M20							2019
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	3,285	53	3,338		3,248		2,073	4,434	163	4,597		4,518		3,077
Irrevocable loan commitments	19,662	89,255	108,917	[2]	104,992		48,456	27,145	97,982	125,127	[2]	120,436		60,118
Forward reverse repurchase agreements	127	0	127		127		127	41	0	41		41		41
Other commitments	299	182	481		481		49	630	300	930		930		127
Total other commitments	23,373	89,490	112,863		108,848		50,705	32,250	98,445	130,695		125,925		63,363
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 125,565 million and CHF 128,295 million of unused credit limits as of the end of 6M20 and 2019, respectively, which were revocable at the Bank's sole discretion upon notice to the client. The prior period has been adjusted to the current presentation.